PHARMACYCLICS, INC.
995 E. Arques Avenue
Sunnyvale, California 94085-4521

          August 27, 2004

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached
Form 10-K for the fiscal year ended June 30, 2004.

Sincerely,

PHARMACYCLICS, INC.

Leiv Lea
Vice President, Finance and Administration and Chief Financial Officer and Secretary